Financing and Interest - Schedule of Financing and Interest (Details) - CAD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Financing and Interest [Abstract]
Interest on debt	[1]	$ 511	$ 9,780	$ 996	$ 19,778
Performance guarantee fees	[2]	419	843	1,035	1,370
Interest expense		930	10,623	2,031	21,148
Amortization of debt issuance costs		243	1,913	243	2,912
Accretion of decommissioning obligations (Note 5)		498	458	996	916
Accretion of lease liabilities		68	130	152	428
Financing expense		809	2,501	1,391	4,256
Financing and interest expenses		$ 1,739	$ 13,124	$ 3,422	$ 25,404

[1]	Interest on debt includes standby fees and other miscellaneous charges.
[2]	Consists of fees charged related to the Letter of Credit Facility (Note 4).